OIL AND NATURAL GAS PROPERTIES - Additions (Details)		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2023 USD ($) a	Oct. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
OIL AND NATURAL GAS PROPERTIES
Payment to acquired				$ 208,177	$ 394,796	$ 3,647
Percentage of overriding royalty interests	2.50%
Leases on acres | a	3,469
ORRI interest acquired through an exchange of debt	$ 652,560			652,560	652,560
Loss on the exchange of debt	$ 316,531			$ (316,531)	(316,531)
Working interest acquired based on historical cost associated with the interest		$ 122,527			122,527
Liabilities incurred		$ 85,802			85,802	50,419
Costs incurred					372,965
Costs incurred acquisition of evaluated leases					21,830	3,647
Revisions to asset retirement obligations			$ 193,229		$ (497,407)	$ 140,331